16005231

NYSE

Silvio Conte (Joe)
Head of Corporate Actions
Global Listings

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

Received SEC

DEC 20 2016

Washington, DC 20549

December 20, 2016

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The NYSE MKT certifies its approval for listing and registration Warrants, exercisable for one common share until September 20, 2021 at an exercise price of $2.45 of Energy Fuels Inc. under the Exchange Act of 1934.

Sincerely,

Silvio Conte